Restatement of the Consolidated Statements of Cash Flows (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Disclosure of restatement of the consolidated statements of cash flows

	Three months ended March 31, 2022
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$(369)	$—	$(369)
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,890	—	21,890
Equity (earnings) loss from associate and joint venture	(284)	—	(284)
Deferred income taxes (Note 11)	258	—	258
Share-based compensation expense (Note 13)	4,049	—	4,049

	25,544	—	25,544
Net change in non-cash working capital and other (Note 16)	(22,919)	(25,337)	(48,256)

Cash provided by (used in) operating activities	$2,625	$(25,337)	$(22,712)

Investing Activities
Additions to:
Property, plant and equipment (Note 4)	$(899)	$—	$(899)
Rental equipment (Note 4)	(2,540)	—	(2,540)
Proceeds on disposal of:
Rental equipment (Note 4)	80	(80)	—
Change in other assets	(33,595)	33,595	—
Net change in working capital associated with investing activities	—	(13,446)	(13,446)

Cash used in investing activities	$(36,954)	$20,069	$(16,885)

	Three months ended March 31, 2022
($ Canadian thousands)	As previously reported	Re-statement	As restated
Financing Activities
Proceeds from long-term debt (Note 9)	$7,399	$(7,399)	$—
Net proceeds from the Bank Facility (Note 9)	—	15,860	15,860
Net repayment of the Asset-Based Facility (Note 9)	—	(4,577)	(4,577)
Lease liability principal repayment (Note 10)	(3,513)	—	(3,513)
Lease interest (Note 10)	(695)	695	—
Dividends paid	(2,242)	—	(2,242)
Stock option exercises (Note 13)	12	—	12
Debt refinancing and transaction costs	(6,203)	2,048	(4,155)

Cash provided by (used in) financing activities	$(5,242)	$6,627	$1,385

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$27	$(1,359)	$(1,332)
Increase (decrease) in cash and cash equivalents	(39,544)	—	(39,544)
Cash and cash equivalents, beginning of period	172,758	—	172,758

Cash and cash equivalents, end of period	$133,214	$—	$133,214

	Three months ended March 31, 2021
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$3,003	$—	$3,003
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,072	—	21,072
Equity (earnings) loss from associate and joint venture	412	—	412
Deferred income taxes (Note 11)	(4,520)	—	(4,520)
Share-based compensation expense (Note 13)	5,267	—	5,267
(Gain) loss on disposal of property, plant and equipment (Note 4)	25	—	25

	25,259	—	25,259
Net change in non-cash working capital and other (Note 16)	34,692	(1,374)	33,318

Cash provided by operating activities	$59,951	$(1,374)	$58,577

Investing Activities
Additions to:
Property, plant and equipment (Note 4)	$(1,319)	$—	$(1,319)
Rental equipment (Note 4)	(11,329)	—	(11,329)
Proceeds on disposal of:
Rental equipment (Note 4)	528	341	869
Change in other assets	1,441	(1,441)	—
Net change in working capital associated with investing activities	—	(791)	(791)

Cash used in investing activities	$(10,679)	$(1,891)	$(12,570)

	Three months ended March 31, 2021
($ Canadian thousands)	As previously reported	Re-statement	As restated
Financing Activities
Proceeds from (repayment of) long-term debt (Note 9)	$(27,823)	$27,823	$—
Net repayment of the Bank Facility (Note 9)	—	(24,759)	(24,759)
Lease liability principal repayment (Note 10)	(3,336)	—	(3,336)
Lease interest (Note 10)	(793)	793	—
Dividends paid	(1,793)	—	(1,793)
Debt refinancing and transaction costs	—	(155)	(155)

Cash used in financing activities	$(33,745)	$3,702	$(30,043)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(561)	$(437)	$(998)
Increase (decrease) in cash and cash equivalents	14,966	—	14,966
Cash and cash equivalents, beginning of period	95,676	—	95,676

Cash and cash equivalents, end of period	$110,642	$—	$110,642

		Year ended December 31, 2021
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$(18,455)	$—	$(18,455)
Items not requiring cash and cash equivalents:
Depreciation and amortization	87,622	—	87,622
Equity earnings from associate and joint venture	(671)	—	(671)
Deferred income taxes (Note 20)	43,422	—	43,422
Share-based compensation expense (Note 24)	12,937	—	12,937
Gain on disposal of property, plant and equipment (Note 9)	(135)	—	(135)
Impairment on PP&E and rental equipment (Note 9)	—	537	537

	124,720	537	125,257
Net change in non-cash working capital and other (Note 30)	100,435	(17,498)	82,937

Cash provided by operating activities	$225,155	$(16,961)	$208,194

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(5,154)	$—	$(5,154)
Rental equipment (Note 9)	(52,187)	—	(52,187)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	220	—	220
Rental equipment (Note 9)	3,692	978	4,670
Change in other assets	(10,101)	10,101	—
Investment in associates and joint ventures	—	(130)	(130)
Net change in working capital associated with investing activities	—	3,720	3,720

Cash used in investing activities	$(63,530)	$14,669	$(48,861)

Financing Activities
Repayment of long-term debt (Note 18 )	$(59,476)	$59,476	$—
Net repayment of the Bank Facility (Note 18 )	—	(53,891)	(53,891)
Net proceeds from the Asset-Based Facility (Note 18 )	—	36,916	36,916
Repayment of the Senior Notes (Note 18 )	—	(40,000)	(40,000)
Lease liability principal repayment (Note 19)	(14,215)	—	(14,215)
Lease interest (Note 19)	(3,029)	3,029	—
Dividends	(7,171)	—	(7,171)
Debt refinancing and transaction costs (Note 30)	—	(2,095)	(2,095)

Cash provided by (used in) financing activities	$(83,891)	$3,435	$(80,456)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(652)	$(1,143)	$(1,795)
Increase (decrease) in cash and cash equivalents	77,082	—	77,082
Cash and cash equivalents, beginning of period	95,676	—	95,676

Cash and cash equivalents, end of period	$172,758	$—	$172,758

		Year ended December 31, 2020
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$88,257	$—	$88,257
Items not requiring cash and cash equivalents:
Depreciation and amortization	85,265	—	85,265
Equity earnings from associate and joint venture	(1,995)	—	(1,995)
Deferred income taxes (Note 20)	14,174	—	14,174
Share-based compensation expense (Note 24)	1,816	—	1,816
Gain on disposal of property, plant and equipment (Note 9)	(45)	—	(45)
Impairment on property, plant and equipment and rental equipment (Note 9)	—	2,607	2,607

	187,472	2,607	190,079
Net change in non-cash working capital and other (Note 30)	32,776	24,454	57,230

Cash provided by operating activities	$220,248	$27,061	$247,309

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(9,874)	$—	$(9,874)
Rental equipment (Note 9)	(123,879)	—	(123,879)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	115	—	115
Rental equipment (Note 9)	3,121	1,471	4,592
Change in other assets	(7,242)	7,242	—
Investment in associates and joint ventures	—	(1,939)	(1,939)
Net change in working capital associated with investing activities	—	(39,512)	(39,512)

Cash used in investing activities	$(137,759)	$(32,738)	$(170,497)

Financing Activities
Repayment of long-term debt (Note 18 )	$(41,697)	$41,697	$—
Net repayment of the Bank Facility (Note 18 )	—	(40,081)	(40,081)
Lease liability principal repayment (Note 19)	(12,770)	—	(12,770)
Lease interest (Note 19)	(3,371)	3,371	—
Dividends	(24,212)	—	(24,212)
Debt refinancing and transaction costs (Note 30)	—	(258)	(258)

Cash provided by (used in) financing activities	$(82,050)	$4,729	$(77,321)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(1,018)	$948	$(70)
Increase (decrease) in cash and cash equivalents	(579)	—	(579)
Cash and cash equivalents, beginning of period	96,255	—	96,255

Cash and cash equivalents, end of period	$95,676	$—	$95,676

		Year ended December 31, 2019
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$152,128	$—	$152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	86,559	—	86,559
Equity earnings from associate and joint venture	(1,692)	—	(1,692)
Deferred income taxes (Note 20)	31,476	—	31,476
Share-based compensation expense (Note 24)	7,749	—	7,749
Gain on disposal of property, plant and equipment (Note 9)	(302)	—	(302)
Impairment on property, plant and equipment and rental equipment (Note 9)	—	26,414	26,414

	275,918	26,414	302,332
Net change in non-cash working capital and other (Note 30)	(221,749)	(13,662)	(235,411)

Cash provided by operating activities	$54,169	$12,752	$66,921

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(46,322)	$—	$(46,322)
Rental equipment (Note 9)	(217,068)	—	(217,068)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	9,205	—	9,205
Rental equipment (Note 9)	4,454	1,988	6,442
Change in other assets	26,911	(26,911)	—
Investment in associates and joint ventures	—	(3,630)	(3,630)
Net change in working capital associated with investing activities	—	1,542	1,542

Cash used in investing activities	$(222,820)	$(27,011)	$(249,831)

Financing Activities
Repayment of long-term debt (Note 18 )	$(15,748)	$15,748	$—
Net repayment of the Bank Facility (Note 18 )	—	(812)	(812)
Lease liability principal repayment (Note 19)	(12,551)	—	(12,551)
Lease interest (Note 19)	(2,586)	2,586	—
Dividends	(37,548)	—	(37,548)
Stock option exercises	7,453	—	7,453
Debt refinancing and transaction costs (Note 30)	—	(780)	(780)

Cash used in financing activities	$(60,980)	$16,742	$(44,238)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(978)	$(2,483)	$(3,461)
Increase (decrease) in cash and cash equivalents	(230,609)	—	(230,609)
Cash and cash equivalents, beginning of period	326,864	—	326,864

Cash and cash equivalents, end of period	$96,255	$—	$96,255